ENTITY WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Customers Who Accounted For Over 10% of The Total Consolidated Revenues

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
	Unaudited

Customer A - sales of manufactured products	21.6%	17.2%	16.5%	17.1%
Customer B - Sales of manufactured products	7.3%	13.2%	5.6%	13.9%

Revenues by Geographic Areas

b.	Revenues by geographic areas:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
	Unaudited

Israel	8,931	10,172	4,769	4,964
North America	3,659	3,163	2,269	1,644
Netherlands	1,957	1,788	1,061	874
India	786	1,110	527	426
Others	1,005	1,716	506	884

	16,338	17,949	9,132	8,792